Operating Segment Information - Summary of Revenues from External Customers by Category of Products and Services (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Service revenues	₱ 208,382	₱ 201,832	₱ 195,344
Non-service revenues	8,451	9,121	9,018
Revenues	216,833	210,953	204,362
Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues	96,989	94,994	95,060
Revenues	104,944	103,718	103,482
Wireless [Member] | Mobile [member]
Disclosure Of Operating Segments [Line Items]
Service revenues	95,508	93,365	93,029
Wireless [Member] | Home broadband [member]
Disclosure Of Operating Segments [Line Items]
Service revenues	1,481	1,629	2,028
Wireless [Member] | Others [member]
Disclosure Of Operating Segments [Line Items]
Service revenues			3
Wireless [Member] | Sale of mobile handsets and broadband data modems [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues	7,955	8,724	8,422
Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Service revenues	111,393	106,838	100,284
Revenues	111,889	107,235	100,880
Fixed Line [Member] | Data [member]
Disclosure Of Operating Segments [Line Items]
Service revenues	82,893	81,509	77,889
Fixed Line [Member] | Voice and miscellaneous [member]
Disclosure Of Operating Segments [Line Items]
Service revenues	28,500	25,329	22,395
Fixed Line [Member] | Sale of phone units, devices and others [member]
Disclosure Of Operating Segments [Line Items]
Non-service revenues	₱ 496	₱ 397	₱ 596